Goodwill, Trade Name, and Customer Lists - Summary of Gross Carrying Value and Accumulated Amortization of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		$ 598,959			$ 598,959	$ 596,440	$ 171,503
Accumulated Amortization		(128,052)			(128,052)	(73,077)	(105,710)
Net Carrying Value		470,907			470,907	523,363	65,793
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		95,171			95,171	95,230	13,224
Accumulated Amortization		(13,480)			(13,480)	(7,528)
Net Carrying Value		81,691			$ 81,691	$ 87,702	13,224
Useful Life (in years)					20 years	20 years
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		503,788			$ 503,788	$ 501,210	158,279
Accumulated Amortization		(114,572)			(114,572)	(65,549)	(105,710)
Net Carrying Value		$ 389,216			$ 389,216	$ 435,661	$ 52,569
Useful Life (in years)		14 years	14 years	14 years	14 years	14 years
Customer Lists [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	7 years						7 years
Customer Lists [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	14 years						14 years